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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-08657

                      Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
	Pioneer Equity Income Fund
	Schedule of Investments 1/31/12

Shares		Value

	COMMON STOCKS - 99.6%
	Energy - 11.5%
	Integrated Oil & Gas - 5.6%
169,100	Chevron Corp.	$17,430,828
47,160	ConocoPhillips	3,216,784
118,200	Exxon Mobil Corp.	9,898,068
451,200	QEP Resources, Inc.	12,922,368
381,100	Total SA (A.D.R.)	20,186,867
		$63,654,915
	Oil & Gas Drilling - 1.3%
236,300	Helmerich & Payne, Inc.	$14,582,073
	Oil & Gas Exploration & Production - 2.4%
224,800	EQT Corp.	$11,356,896
511,800	Marathon Oil Corp.	16,065,402
		$27,422,298
	Oil & Gas Refining & Marketing - 0.9%
255,900	Marathon Petroleum Corp.	$9,780,498
	Oil & Gas Storage & Transportation - 1.3%
483,800	Spectra Energy Corp.	$15,234,862
	Total Energy	$130,674,646
	Materials - 8.4%
	Diversified Chemical - 2.3%
322,600	E.I. du Pont de Nemours and Co.	$16,417,114
230,000	LyondellBasell Industries NV	9,913,000
		$26,330,114
	Diversified Metals & Mining - 1.6%
255,100	Compass Minerals International, Inc.	$18,640,157
	Paper Packaging - 0.8%
287,500	Sonoco Products Co.	$8,998,750
	Specialty Chemicals - 3.3%
850,400	Valspar Corp.	$36,771,296
	Steel - 0.4%
100,000	Nucor Corp.	$4,449,000
	Total Materials	$95,189,317
	Capital Goods - 6.7%
	Electrical Component & Equipment - 1.2%
273,600	Emerson Electric Co.	$14,057,568
	Industrial Conglomerates - 0.2%
100,000	General Electric Co.	$1,871,000
	Industrial Machinery - 5.3%
1,190,943	Gorman-Rupp Co. +	$37,371,791
189,000	Snap-On Inc.	10,680,390
231,500	The Timken Co.	11,304,145
		$59,356,326
	Total Capital Goods	$75,284,894
	Commercial Services & Supplies - 0.6%
	Office Services & Supplies - 0.6%
212,600	Mine Safety Appliances Co.	$7,258,164
	Total Commercial Services & Supplies	$7,258,164
	Automobiles & Components - 2.3%
	Auto Parts & Equipment - 2.3%
819,100	Johnson Controls, Inc.	$26,022,807
	Total Automobiles & Components	$26,022,807
	Consumer Durables & Apparel - 1.9%
	Apparel, Accessories & Luxury Goods - 1.9%
160,600	VF Corp.	$21,117,294
	Total Consumer Durables & Apparel	$21,117,294
	Consumer Services - 1.6%
	Leisure Facilities - 1.6%
703,917	Cedar Fair, L.P.	$18,231,450
	Total Consumer Services	$18,231,450
	Media - 0.1%
	Broadcasting - 0.1%
59,376	CBS Corp. (Class B)	$1,691,028
	Total Media	$1,691,028
	Retailing - 1.5%
	Distributors - 1.5%
264,600	Genuine Parts Co.	$16,876,188
	Total Retailing	$16,876,188
	Food & Drug Retailing - 1.9%
	Drug Retail - 0.7%
248,500	Walgreen Co.	$8,289,960
	Food Distributors - 0.8%
294,800	Sysco Corp.	$8,876,428
	Food Retail - 0.4%
1,000,000	Sainsbury Plc	$4,543,170
	Total Food & Drug Retailing	$21,709,558
	Food Beverage & Tobacco - 9.5%
	Packaged Foods & Meats - 8.7%
343,300	Campbell Soup Co.	$10,882,610
311,800	General Mills, Inc.	12,418,994
550,550	H.J. Heinz Co., Inc.	28,546,018
352,400	Hershey Foods Corp.	21,524,592
100,000	McCormick & Co, Inc.	5,054,000
812,300	Sara Lee Corp.	15,555,545
150,000	Unilever NV	5,002,500
		$98,984,259
	Soft Drinks - 0.8%
130,800	PepsiCo, Inc.	$8,589,636
	Total Food Beverage & Tobacco	$107,573,895
	Household & Personal Products - 1.4%
	Household Products - 1.4%
222,900	Clorox Co.	$15,304,314
	Total Household & Personal Products	$15,304,314
	Health Care Equipment & Services - 5.5%
	Health Care Distributors - 1.4%
509,300	Owens & Minor, Inc.	$15,487,813
	Health Care Equipment - 4.1%
220,900	Baxter International, Inc.	$12,255,532
301,800	Becton, Dickinson & Co.	23,664,138
1,079,500	Smith & Nephew Plc	10,458,310
		$46,377,980
	Total Health Care Equipment & Services	$61,865,793
	Pharmaceuticals & Biotechnology - 7.2%
	Pharmaceuticals - 7.2%
313,900	Abbott Laboratories, Inc.	$16,997,685
559,100	Bristol-Myers Squibb Co.	18,025,384
246,100	Eli Lilly & Co.	9,780,014
694,805	Merck & Co., Inc.	26,583,239
472,500	Pfizer, Inc.	10,111,500
		$81,497,822
	Total Pharmaceuticals & Biotechnology	$81,497,822
	Banks - 8.4%
	Diversified Banks - 5.2%
70,000	Bank of Montreal	$4,066,300
228,600	Canadian Imperial Bank of Commerce	17,388,149
200,000	HSBC Holdings Plc	8,366,000
761,700	U.S. Bancorp	21,495,174
247,400	Wells Fargo & Co.	7,226,554
		$58,542,177
	Regional Banks - 2.1%
220,800	PNC Bank Corp.	$13,009,536
523,800	SunTrust Banks, Inc.	10,774,566
		$23,784,102
	Thrifts & Mortgage Finance - 1.1%
1,028,800	New York Community Bancorp Inc.	$13,055,472
	Total Banks	$95,381,751
	Diversified Financials - 1.2%
	Asset Management & Custody Banks - 0.6%
128,500	T. Rowe Price Associates, Inc.	$7,432,440
	Consumer Finance - 0.6%
239,900	Discover Financial Services LLC	$6,520,482
	Total Diversified Financials	$13,952,922
	Insurance - 3.3%
	Property & Casualty Insurance - 3.3%
387,600	Chubb Corp.	$26,128,116
198,500	The Travelers Companies, Inc.	11,572,550
		$37,700,666
	Total Insurance	$37,700,666
	Real Estate - 1.9%
	Office Real Estate Investment Trust - 0.9%
144,500	Alexandria Real Estate Equities, Inc.	$10,463,245
	Specialized Real Estate Investment Trust - 1.0%
185,893	Ventas, Inc.	$10,839,421
	Total Real Estate	$21,302,666
	Software & Services - 1.9%
	Data Processing & Outsourced Services - 0.9%
183,700	Automatic Data Processing, Inc.	$10,063,086
	Systems Software - 1.0%
400,000	Microsoft Corp.	$11,812,000
	Total Software & Services	$21,875,086
	Technology Hardware & Equipment - 0.2%
	Electronic Manufacturing Services - 0.2%
100,000	Molex, Inc.	$2,189,000
	Total Technology Hardware & Equipment	$2,189,000
	Semiconductors - 6.4%
	Semiconductor Equipment - 0.3%
239,600	Applied Materials, Inc.	$2,942,288
	Semiconductors - 6.1%
387,700	Analog Devices, Inc.	$15,170,701
415,800	Intel Corp.	10,985,436
303,300	Linear Technology Corp.	10,105,956
550,500	Microchip Technology, Inc.	20,318,955
354,200	Xilinx, Inc.	12,698,070
		$69,279,118
	Total Semiconductors	$72,221,406
	Telecommunication Services - 6.3%
	Integrated Telecommunication Services - 5.1%
332,700	AT&T Corp.	$9,784,707
513,000	CenturyLink, Inc.	18,996,390
2,400,000	Singapore Telecommunications Ltd	5,922,624
416,584	Verizon Communications, Inc.	15,688,553
595,500	Windstream Corp.	7,187,685
		$57,579,959
	Wireless Telecommunication Services - 1.2%
500,000	Vodafone Group Plc (A.D.R.)	$13,545,000
	Total Telecommunication Services	$71,124,959
	Utilities - 9.8%
	Electric Utilities - 1.8%
237,150	American Electric Power Co., Inc.	$9,381,654
500,000	Duke Energy Corp.	10,655,000
		$20,036,654
	Gas Utilities - 3.8%
370,500	AGL Resources, Inc.	$15,379,455
309,000	National Fuel Gas Co.	15,536,520
655,000	Questar Corp.	12,628,400
		$43,544,375
	Multi-Utilities - 3.4%
292,500	Ameren Corp.	$9,254,700
263,372	Consolidated Edison, Inc.	15,528,413
500,000	GDF Suez	13,574,140
		$38,357,253
	Water Utilities - 0.8%
270,700	American Water Works Co., Inc.	$9,130,711
	Total Utilities	$111,068,993
	TOTAL COMMON STOCKS
	(Cost $830,962,054)	$1,127,114,619
	TOTAL INVESTMENT IN SECURITIES - 99.6%
	(Cost $830,962,054) (a)	$1,127,114,619
	OTHER ASSETS AND LIABILITIES - 0.04%	$4,357,188
	TOTAL NET ASSETS - 100.0%	$1,131,471,807

+	Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

(a)	At January 31, 2012, the net unrealized gain on investments based on
	cost for federal income tax purposes of $844,248,998 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$302,996,695

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(6,844,130)

	Net unrealized gain	$296,152,565

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,127,114,619	$-	$-	$1,127,114,619
Total	$1,127,114,619	$-	$-	$1,127,114,619

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Equity Income Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date Septermber 29, 2011 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date Septermber 29, 2011 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date Septermber 29, 2011 * Print the name and title of each signing officer under his or her signature.